Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Corporate income tax and municipal business tax rate	29.20%	29.20%	29.20%
Indefinitely reinvested earnings	$ 40,700
Estimated taxes if indefinitely reinvested earnings were distributed	2,000
Unrecognized tax benefits	34,027	$ 24,914	$ 23,248
Recognized interest and penalties	2,300	1,200	$ 1,000
Other long-term liabilities
Income Taxes [Line Items]
Penalties and interest accrued	$ 4,800	$ 2,500